INCOME TAXES - OPERATING LOSS CARRYFORWARDS (Details)	Dec. 31, 2018 CNY (¥)
PRC Subsidiaries
Income taxes
Net tax operating losses	¥ 804,755,000
Non PRC
Income taxes
Net tax operating losses	¥ 17,663,000